American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
September 30, 2021

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.8%
Aerospace and Defense — 2.6%
BAE Systems plc	993,229	7,522,771
General Dynamics Corp.	51,531	10,101,622
		17,624,393
Airlines — 1.8%
Southwest Airlines Co.(1)	242,358	12,464,472
Auto Components — 1.8%
BorgWarner, Inc.	216,830	9,369,224
Bridgestone Corp.	71,700	3,392,213
		12,761,437
Automobiles — 0.9%
Honda Motor Co. Ltd., ADR	210,614	6,459,531
Banks — 5.4%
Commerce Bancshares, Inc.	18,549	1,292,494
Eastern Bankshares, Inc.	41,173	835,812
First Hawaiian, Inc.	192,212	5,641,422
M&T Bank Corp.	53,573	8,000,592
Prosperity Bancshares, Inc.	72,384	5,148,674
Truist Financial Corp.	206,186	12,092,809
Westamerica Bancorporation	71,363	4,014,883
		37,026,686
Building Products†
Johnson Controls International plc	4,475	304,658
Capital Markets — 7.2%
Ameriprise Financial, Inc.	27,097	7,156,860
Bank of New York Mellon Corp. (The)	338,352	17,540,168
Northern Trust Corp.	140,734	15,172,532
State Street Corp.	44,603	3,778,766
T. Rowe Price Group, Inc.	32,159	6,325,675
		49,974,001
Chemicals — 0.9%
Axalta Coating Systems Ltd.(1)	201,256	5,874,663
Commercial Services and Supplies — 0.8%
Republic Services, Inc.	44,944	5,395,977
Communications Equipment — 1.9%
F5 Networks, Inc.(1)	41,778	8,304,631
Juniper Networks, Inc.	169,330	4,659,961
		12,964,592
Containers and Packaging — 3.0%
Amcor plc	243,057	2,817,031
Packaging Corp. of America	40,942	5,627,068
Sonoco Products Co.	211,543	12,603,732
		21,047,831
Electric Utilities — 4.6%
Edison International	214,634	11,905,748
Evergy, Inc.	59,624	3,708,613
Eversource Energy	52,124	4,261,658
Pinnacle West Capital Corp.	141,336	10,227,073
Xcel Energy, Inc.	27,660	1,728,750
		31,831,842

Electrical Equipment — 4.0%
Emerson Electric Co.	124,144	11,694,365
Hubbell, Inc.	29,138	5,264,363
nVent Electric plc	326,780	10,564,797
		27,523,525
Electronic Equipment, Instruments and Components — 0.2%
TE Connectivity Ltd.	12,133	1,664,890
Energy Equipment and Services — 1.0%
Baker Hughes Co.	269,859	6,673,613
Equity Real Estate Investment Trusts (REITs) — 5.6%
Equinix, Inc.	6,769	5,348,390
Essex Property Trust, Inc.	19,765	6,319,661
Healthcare Trust of America, Inc., Class A	268,952	7,977,117
Healthpeak Properties, Inc.	269,594	9,026,007
MGM Growth Properties LLC, Class A	170,187	6,518,162
Regency Centers Corp.	15,415	1,037,892
Weyerhaeuser Co.	61,560	2,189,689
		38,416,918
Food and Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV	341,749	11,379,603
Sysco Corp.	55,932	4,390,662
		15,770,265
Food Products — 4.8%
Conagra Brands, Inc.	391,457	13,258,649
General Mills, Inc.	79,344	4,746,358
J.M. Smucker Co. (The)	44,200	5,305,326
Kellogg Co.	73,327	4,687,062
Orkla ASA	559,408	5,134,355
		33,131,750
Gas Utilities — 1.4%
Atmos Energy Corp.	57,855	5,102,811
Spire, Inc.	75,860	4,641,115
		9,743,926
Health Care Equipment and Supplies — 5.6%
Baxter International, Inc.	4,325	347,860
Becton Dickinson and Co.	28,681	7,050,363
Envista Holdings Corp.(1)	107,293	4,485,920
Koninklijke Philips NV(2)	120,105	5,337,466
Zimmer Biomet Holdings, Inc.	146,279	21,409,395
		38,631,004
Health Care Providers and Services — 8.5%
Cardinal Health, Inc.	207,405	10,258,251
Centene Corp.(1)	76,545	4,769,519
Henry Schein, Inc.(1)	146,514	11,158,506
McKesson Corp.	47,707	9,511,822
Quest Diagnostics, Inc.	78,360	11,386,491
Universal Health Services, Inc., Class B	86,391	11,953,923
		59,038,512
Health Care Technology — 1.8%
Cerner Corp.	178,106	12,560,035
Hotels, Restaurants and Leisure — 1.5%
Cracker Barrel Old Country Store, Inc.	25,222	3,527,044
Sodexo SA(1)	79,922	6,984,834
		10,511,878

Household Products — 1.0%
Kimberly-Clark Corp.	51,688	6,845,559
Insurance — 6.8%
Aflac, Inc.	213,235	11,115,940
Allstate Corp. (The)	48,891	6,224,313
Arthur J. Gallagher & Co.	18,201	2,705,579
Chubb Ltd.	93,902	16,290,119
Reinsurance Group of America, Inc.	99,373	11,056,240
		47,392,191
IT Services — 1.1%
Amdocs Ltd.	56,554	4,281,703
Euronet Worldwide, Inc.(1)	25,703	3,271,478
		7,553,181
Leisure Products — 0.7%
Polaris, Inc.	42,276	5,058,746
Machinery — 2.5%
Crane Co.	13,096	1,241,632
Cummins, Inc.	14,733	3,308,443
IMI plc	61,537	1,367,902
Oshkosh Corp.	56,493	5,783,188
PACCAR, Inc.	74,982	5,917,579
		17,618,744
Media — 1.6%
Fox Corp., Class B	289,651	10,751,845
Multi-Utilities — 1.4%
NorthWestern Corp.	171,150	9,806,895
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	98,755	9,452,829
Oil, Gas and Consumable Fuels — 3.8%
ConocoPhillips	194,927	13,210,203
Devon Energy Corp.	238,903	8,483,445
Pioneer Natural Resources Co.	27,108	4,513,753
		26,207,401
Paper and Forest Products — 1.3%
Mondi plc	374,166	9,169,307
Road and Rail — 0.6%
Heartland Express, Inc.	275,503	4,413,558
Software — 1.6%
CDK Global, Inc.	101,841	4,333,334
Open Text Corp.	138,532	6,752,050
		11,085,384
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	63,980	13,364,782
Technology Hardware, Storage and Peripherals — 1.3%
HP, Inc.	319,323	8,736,677
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	257,944	2,963,777
Trading Companies and Distributors — 1.8%
Beacon Roofing Supply, Inc.(1)	54,581	2,606,789
MSC Industrial Direct Co., Inc., Class A	122,064	9,788,312
		12,395,101
TOTAL COMMON STOCKS (Cost $541,986,678)		670,212,376

EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell Mid-Cap Value ETF (Cost $2,414,415)	20,633	2,336,687
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 5/15/23, valued at $3,225,613), in a joint trading account at 0.02%, dated 9/30/21, due 10/1/21 (Delivery value $3,161,358)		3,161,356
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $10,750,839), at 0.01%, dated 9/30/21, due 10/1/21 (Delivery value $10,540,003)		10,540,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,677,043	3,677,043
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,378,399)		17,378,399
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,361,450)	2,361,450	2,361,450
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $564,140,942)		692,288,912
OTHER ASSETS AND LIABILITIES†		163,365
TOTAL NET ASSETS — 100.0%		$692,452,277

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	20,979,698	EUR	17,846,101	Credit Suisse AG	12/31/21	$266,487
GBP	393,470	USD	539,311	JPMorgan Chase Bank N.A.	12/31/21	(9,024)
USD	16,119,983	GBP	11,806,882	JPMorgan Chase Bank N.A.	12/31/21	207,598
JPY	37,890,913	USD	341,849	Bank of America N.A.	12/30/21	(1,078)
USD	8,925,834	JPY	977,637,675	Bank of America N.A.	12/30/21	133,456
USD	211,443	JPY	23,662,349	Bank of America N.A.	12/30/21	(1,364)
USD	4,279,542	NOK	36,965,121	UBS AG	12/30/21	54,087
						$650,162

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,110,600. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,271,886, which includes securities collateral of $2,910,436.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	10,101,622	7,522,771	—
Auto Components	9,369,224	3,392,213	—
Food and Staples Retailing	4,390,662	11,379,603	—
Food Products	27,997,395	5,134,355	—
Hotels, Restaurants and Leisure	3,527,044	6,984,834	—
Machinery	16,250,842	1,367,902	—
Paper and Forest Products	—	9,169,307	—
Other Industries	553,624,602	—	—
Exchange-Traded Funds	2,336,687	—	—
Temporary Cash Investments	3,677,043	13,701,356	—
Temporary Cash Investments - Securities Lending Collateral	2,361,450	—	—
	633,636,571	58,652,341	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	661,628	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,466	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.